Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of property, plant and equipment
(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2024
Net carrying amount - beginning of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Additions	31	20	255	419	5,546	1,728	7,999
Depreciation capitalized				28	260		288
Depreciation (*)	(57)	(5,668)	(575)				(6,300)
Impairments	(9)	(1,705)	(371)		(669)	(382)	(3,136)
Reversals		107	92		74	30	303
Write-off		(1)	(1)	(414)	(5)	(1)	(422)
Currency translation differences	1	2,071	49	91	554	8	2,774
Initial recognition and changes in estimates		35	6	(4)	62	(2)	97
Changes in the scope of consolidation - included entities	12	1,314	3	97	1,090	70	2,586
Changes in the scope of consolidation - excluded entities	(1)	(822)	(17)	(25)	(486)		(1,351)
Transfers	47	6,865	566	(6)	(6,859)	(613)
Other changes	7	(1,408)	(104)	(12)	2,047	197	727
Net carrying amount - end of the year	1,142	38,229	4,491	1,742	11,296	2,964	59,864
Gross carrying amount - end of the year	4,412	139,117	33,226	1,742	14,589	5,490	198,576
Provisions for depreciation and impairments	3,270	100,888	28,735		3,293	2,526	138,712
2023
Net carrying amount - beginning of the year	1,088	40,492	4,280	1,345	7,494	1,633	56,332
Additions	22		407	764	6,294	1,252	8,739
Depreciation capitalized				20	184	1	205
Depreciation (*)	(47)	(5,699)	(610)				(6,356)
Impairments	(30)	(1,164)	(366)		(226)	(390)	(2,176)
Reversals		109	42		257	36	444
Write-off			(2)	(420)	(25)		(447)
Currency translation differences	1	(1,223)	(39)	(46)	(268)	(3)	(1,578)
Initial recognition and changes in estimates	3	698	16	17	14		748
Changes in the scope of consolidation - included entities	48	521	298		131	77	1,075
Changes in the scope of consolidation - excluded entities			(1)				(1)
Transfers	37	5,592	595	(70)	(5,522)	(632)
Other changes	(11)	(1,905)	(32)	(42)	1,349	(45)	(686)
Net carrying amount - end of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Gross carrying amount - end of the year	4,354	139,866	32,121	1,568	13,670	4,308	195,887
Provisions for depreciation and impairments	3,243	102,445	27,533		3,988	2,379	139,588

(*) Before capitalization of depreciation of tangible assets

Schedule of depreciation rates
(%)
Buildings	2	-	10
Refining and chemical plants	3	-	17
Gas pipelines and compression stations	4	-	12
Power plants	3	-	5
Other plant and machinery	6	-	12
Industrial and commercial equipment	5	-	25
Other assets	10	-	20

Schedule of stratification of the suspended wells pending final determination of proved reserves aging
(€ million)	2024	2023	2022
Costs for exploratory wells suspended - beginning of the year	1,391	1,085	1,101
Increases for which is ongoing the determination of proved reserves	485	834	547
Amounts previously capitalized and expensed in the year	(362)	(388)	(374)
Reclassification to successful exploratory wells following the estimation of proved reserves	(4)	(72)	(147)
Disposals	(7)	(3)	(2)
Changes in the scope of consolidation	76		(114)
Currency translation differences	83	(40)	65
Other changes		(25)	9
Costs for exploratory wells suspended - end of the year	1,662	1,391	1,085

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2024		2023		2022
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	253	4.4	417	7.9	216	5.0
- between 1 and 3 years	604	11.3	347	6.1	246	4.9
- beyond 3 years	805	18.2	627	14.5	623	13.9
	1,662	33.9	1,391	28.5	1,085	23.8
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	253	4.4	417	7.9	204	4.5
- fields for which the delineation campaign is in progress	1,053	16.1	804	14.0	579	11.3
- fields including commercial discoveries that are progressing to a FID	356	13.4	170	6.6	302	8.0
	1,662	33.9	1,391	28.5	1,085	23.8

Schedule of unproved mineral interests
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Italy	Indonesia	Netherlands	Total
2024
Carrying amount - beginning of the year	429	924		23	215	2	475	2	89		2,159
Additions						15			709	120	844
Net (impairments) reversals	(421)			74		(5)					(352)
Reclassification to Proved Mineral Interest		(2)		(24)	(40)	(9)	(58)				(133)
Currency translation differences and other changes	8	59		4	12		28		50		161
Carrying amount - end of the year	16	981		77	187	3	445	2	848	120	2,679
2023
Carrying amount - beginning of the year	198	958	95	16	211	3	520	2			2,003
Additions					61				92		153
Net (impairments) reversals	243		(93)	8							158
Reclassification to Proved Mineral Interest		(1)			(51)	(1)	(28)				(81)
Currency translation differences and other changes	(12)	(33)	(2)	(1)	(6)		(17)		(3)		(74)
Carrying amount - end of the year	429	924		23	215	2	475	2	89		2,159